Variable Interest Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Total Assets	$ 5,510	$ 4,056
Total Liabilities	5,687	4,058
Current Assets [Member]
Variable Interest Entity [Line Items]
Total Assets	3,976	2,722
Noncurrent Assets [Member]
Variable Interest Entity [Line Items]
Total Assets	1,534	1,334
Current Liabilities [Member]
Variable Interest Entity [Line Items]
Total Liabilities	3,601	2,422
Noncurrent Liabilities [Member]
Variable Interest Entity [Line Items]
Total Liabilities	$ 2,086	$ 1,636
International Aero Engines AG [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Methodology	Pratt & Whitney holds a 61% interest in the IAE International Aero Engines AG (IAE) collaboration with MTU Aero Engines AG (MTU) and Japanese Aero Engines Corporation (JAEC) and a 49.5% ownership interest in IAE. IAE's business purpose is to coordinate the design, development, manufacturing and product support of the V2500 program through involvement with the collaborators.
Variable Interest Entity, Ownership Percentage	49.50%
International Aero Engines LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Methodology	Additionally, Pratt & Whitney, JAEC and MTU are participants in International Aero Engines, LLC (IAE LLC), whose business purpose is to coordinate the design, development, manufacturing and product support for the PW1100G-JM engine for the Airbus A320neo aircraft and the PW1400G-JM engine for the Irkut MC21 aircraft. Pratt & Whitney holds a 59% net interest and a 59% ownership interest in IAE LLC. IAE and IAE LLC retain limited equity with the primary economics of the programs passed to the participants.
Variable Interest Entity, Ownership Percentage	59.00%